Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

10. INCOME TAXES

The Company is not an operating company but a holding company incorporated in the State of Nevada and is considered U.S. tax resident under U.S. tax laws; accordingly, it is subject to U.S. tax laws at a statutory tax rate of 21%. The Company is subject to the State of Nevada tax laws at a tax rate of 0%.

The Company’s net deferred income tax assets as of March 31, 2025 and June 30, 2024 consist of net operating loss carry forwards. The net operating loss carry forwards for U.S. federal tax and Taiwan, China, Hong Kong tax purposes are available for carry forward indefinitely for use in offsetting taxable income. The U.S. federal net operating loss carry forward offset is limited to up to 80% of the taxable income.

As of March 31, 2025 and June 30, 2024, the Company had total net operating loss carry forwards of approximately $10,978,631 and $8,767,393, which consists of China net operating loss carry forwards of $4,576,202 and $3,817,009, Taiwan net operating losses of $4,688,353 and $4,200,888 , Hong Kong net operating loss carry forwards of $4,956 and $5,014, and US net operating loss carry forwards of $1,709,120 and $744,480.

Taiwan

The Company’s operating subsidiary, Advanced Biomed Inc. (Taiwan) is considered Taiwan tax resident enterprises under Taiwan tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under Taiwan tax laws at a statutory tax rate of 20%.

China

The Company’s operating subsidiary, Shanghai Sglcell Biotech Co., Ltd. is considered PRC resident enterprises under Enterprise Income Tax Law of the PRC; accordingly, it is subject to enterprise income tax on their taxable income as determined under Enterprise Income Tax Law of the PRC at a statutory tax rate of 25%.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, a two-tier corporate income tax system was implemented in Hong Kong, which is 8.25% for the first HK$2.0 million taxable income, and 16.5% for the subsequent taxable income generated from operations in Hong Kong. The Company’s subsidiary, Advanced Biomed HK Limited is considered Hong Kong tax resident under Hong Kong Tax Law; accordingly, it is subject to corporate income tax on its taxable income at 8.25% with nil and nil for the nine-months periods ended March 31, 2025 and 2024.

The income tax provision consists of the following component:

	For the three-month periods ended March 31,		For the nine-month periods ended March 31,
	2025	2024	2025	2024
	US$	US$	US$	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Income tax expense	-	-	-	-

The following table reconciles the operating profit to the Company’s effective tax rate:

	For the nine-month periods ended March 31,
	2025	2024
	(unaudited)	(unaudited)
Loss before tax	(2,557,358)	(1,972,892)
Statutory income tax rate	21%	21%
Income tax expense calculated at the statutory tax rate	-	-
Effect of tax losses carry forwards	(2,441,045)	(1,534,587)
Effect of subsidiaries foreign income (loss)	2,441,045	1,534,587
Income tax expense	-	-
Effective tax rate	-%	-%

The component of deferred tax assets are as follows:

	March 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Net operating losses carry forward	2,441,045	2,019,708
Valuation allowance	(2,441,045)	(2,019,708)
Deferred tax assets, net	-	-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

11. INCOME TAXES

The Company is not an operating company but a holding company incorporated in the State of Nevada and is considered U.S. tax resident under U.S. tax laws; accordingly, it is subject to U.S. tax laws at a statutory tax rate of 21%. The Company is subject to the State of Nevada tax laws at a tax rate of 0%.

The Company’s net deferred income tax assets as of June 30, 2024 and 2023 consist of net operating loss carry forwards. The net operating loss carry forwards for U.S. federal tax and Taiwan, China, Hong Kong tax purposes are available for carry forward indefinitely for use in offsetting taxable income. The U.S. federal net operating loss carry forward offset is limited to up to 80% of the taxable income.

As of June 30, 2024 and 2023, the Company had total net operating loss carry forwards of approximately $8,767,393 and $5,507,673, which consists of China net operating loss carry forwards of $3,817,009 and $1,821,045, Taiwan net operating losses of $4,200,888 and $3,290,193, Hong Kong net operating loss carry forwards of $5,014 and $3,994, and US net operating loss carry forwards of $744,480 and $392,441.

Taiwan

The Company’s operating subsidiary, Advanced Biomed Inc. (Taiwan) is considered Taiwan tax resident enterprises under Taiwan tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under Taiwan tax laws at a statutory tax rate of 20%.

China

The Company’s operating subsidiary, Shanghai Sglcell Biotech Co., Ltd. is considered PRC resident enterprises under Enterprise Income Tax Law of the PRC; accordingly, it is subject to enterprise income tax on their taxable income as determined under Enterprise Income Tax Law of the PRC at a statutory tax rate of 25%.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, a two-tier corporate income tax system was implemented in Hong Kong, which is 8.25% for the first HK$2.0 million taxable income, and 16.5% for the subsequent taxable income generated from operations in Hong Kong. The Company’s subsidiary, Advanced Biomed HK Limited is considered Hong Kong tax resident under Hong Kong Tax Law; accordingly, it is subject to corporate income tax on its taxable income at 8.25% with nil and nil for the years ended June 30, 2024 and 2023.

The income tax provision consists of the following component:

	For the years ended June 30,
	2024	2023
	US$	US$
Income tax expense	-	-

The following table reconciles the operating profit to the Company’s effective tax rate:

	For the years ended June 30,
	2024	2023

Loss before tax	(2,782,278)	(3,732,777)
Statutory income tax rate	21%	21%
Income tax expense calculated at the statutory tax rate	-	-
Effect of tax losses carry forwards	(2,019,708)	(1,208,322)
Effect of subsidiaries foreign income (loss)	2,019,708	1,208,322
Income tax expense	-	-
Effective tax rate	-%	-%

The component of deferred tax assets are as follows:

	June 30, 2024	June 30, 2023
	US$	US$

Net operating losses carry forward	2,019,708	1,208,322
Valuation allowance	(2,019,708)	(1,208,322)
Deferred tax assets, net	-	-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.